Related Party Balances and Transactions (Details Narrative)											1 Months Ended			6 Months Ended
	Jun. 20, 2024 CNY (¥)	May 22, 2024 CNY (¥)	Jun. 29, 2023 CNY (¥)	Jun. 14, 2023 CNY (¥)	Jun. 13, 2023 CNY (¥)	Apr. 13, 2023 CNY (¥)	Feb. 13, 2023 CNY (¥)	Jun. 23, 2022 CNY (¥)	Oct. 10, 2019 CNY (¥) shares	Oct. 26, 2017 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2021 CNY (¥)	Oct. 31, 2020 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Oct. 31, 2022 CNY (¥)	Oct. 10, 2019 $ / shares
Related Party Transaction [Line Items]
Principal amount convertible debt	¥ 50,000,000.0	¥ 10,000,000.0	¥ 6,000,000.0	¥ 10,000,000.0	¥ 3,000,000.0	¥ 4,000,000.0	¥ 3,000,000.0	¥ 10,000,000.0					¥ 65,000,000
Percentage of annual interest rate													10.00%
Percentage of equity interest														14.24%
Aggregated principal amount													¥ 10,000,000
Convertible loan													55,000,000.0
Changes in fair value of amounts due to related party														¥ 3,286,000	¥ 3,836,000
Fair value changes of amounts due to related party due to own credit risk														300,000	¥ 300,000
Fanhua Group [Member]
Related Party Transaction [Line Items]
Percentage of equity interest									3.40%
Fanhua Group [Member]
Related Party Transaction [Line Items]
Principal amount convertible debt									¥ 80,000,000.0	¥ 130,000,000.0
Percentage of annual interest rate										10.00%
Amount of accrued interest									¥ 14,100,000
Shares converted | shares									28,684,255
Conversion price | $ / shares																	$ 0.4766
Extent principal balance of convertible debt													50,000,000.0
Amount of corresponding interest													¥ 15,000,000.0
Aggregated principal amount repaid											¥ 12,600,000	¥ 6,300,000
Borrowings amount											¥ 55,300,000			¥ 58,800,000		¥ 0
Maturity date											Oct. 26, 2024